INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consisted of the following at December 31, 2016 and 2015:

	As of December 31,
	2016	2015

Finished goods	$741,588	$967,800
Raw materials	920,841	460,357
	$1,662,429	$1,428,157